Financial instruments (Details) - USD ($) $ in Thousands	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Measured at amortized cost
Amounts receivable	$ 3,818	$ 1,958
Measured at fair value through profit or loss
Cash	7,770	8,331	$ 7,629
Measured at amortized cost
Amounts payables and accrued liabilities	18,164	15,545
Measured at fair value through profit or loss
Derivative financial instrument liabilities	$ 1,011	$ 2,273